Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 213,352	$ 81,094
Restricted cash	8,911	10,875
Notes and accounts receivable	7,107	5,672
Real estate inventories	280,293	183,168
Property and equipment, net	24,479	24,313
Other assets	18,101	17,789
Income tax receivable	77	16,831
Deferred tax assets, net of valuation allowances	125,646
Goodwill	7,520	7,520
Total assets	685,486	347,262
Liabilities and Equity
Accounts payable and other liabilities	54,920	40,007
Customer deposits	20,702	15,921
Senior secured term notes		122,729
Senior notes	200,000
Total liabilities	275,622	178,657
WCI Communities, Inc. shareholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 25,795,072 shares issued and 25,768,035 shares outstanding at December 31, 2013; 18,072,169 shares issued and 18,045,132 shares outstanding at December 31, 2012	258	181
Additional paid-in capital	298,530	203,833
Retained earnings (accumulated deficit)	108,984	(37,664)
Treasury stock, at cost, 27,037 shares at both December 31, 2013 and 2012	(196)	(196)
Total WCI Communities, Inc. shareholders' equity	407,576	166,154
Noncontrolling interests in consolidated joint ventures	2,288	2,451
Total equity	409,864	168,605
Total liabilities and equity	685,486	347,262
Series A preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock
Series B preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock